Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Pyrford International Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class A
Trading Symbol	PISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.15% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 312,528,695
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fun d n et assets	$ 312,528,695
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. D
e
rivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Columbia Pyrford International Stock Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional Class
Trading Symbol	PISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 45	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 312,528,695
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,528,695
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repres
e
nted as a percentage of Fund net assets. Derivatives are excluded from the tab le
s unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Columbia Pyrford International Stock Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 2 Class
Trading Symbol	PISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 41	0.84% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 312,528,695
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,528,695
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subj
ect to change.
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Columbia Pyrford International Stock Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Institutional 3 Class
Trading Symbol	PISQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 39	0.79% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 312,528,695
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,528,695
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is sub ject t
o change.
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%

Columbia Pyrford International Stock Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Pyrford International Stock Fund
Class Name	Class R
Trading Symbol	PISJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 69	1.40% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 312,528,695
Holdings Count | Holdings	76
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 312,528,695
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	2%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percen tage of Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Nestlé SA, Registered Shares	2.7%
Roche Holding AG, Genusschein Shares	2.4%
Japan Tobacco, Inc.	2.4%
United Overseas Bank Ltd.	2.4%
Brambles Ltd.	2.2%
Novartis AG, Registered Shares	2.2%
KDDI Corp.	2.2%
SAP SE	2.1%
Unilever PLC	2.1%
Air Liquide SA	2.1%

[1]	Annualized.